NET REVENUE (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Total		$ 36,767,647	¥ 5,978,787,041	¥ 5,488,810,821
Add: reversal (provision) of sales refund*	[1]	14,080	2,289,538	(778,697)
Transferred over Time [Member]
Total		30,268,733	4,921,998,732	4,442,533,640
Transferred at Point in Time [Member]
Total		6,498,914	1,056,788,309	1,046,277,181
Sports School Business Membership [Member]
Total		18,999,076	3,089,439,676	3,042,937,331
Sports School Business Events [Member]
Total		4,695,941	763,606,967	796,601,540
Sports School Business Others [Member]
Total		1,802,972	293,181,342	98,944,148
Social Business [Member]
Total		11,255,578	1,830,269,518	1,551,106,499
Subtotal [Member]
Total		$ 36,753,567	¥ 5,976,497,503	¥ 5,489,589,518

[1]	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.